SHARE CAPITAL	12 Months Ended
Dec. 31, 2020
SHARE CAPITAL
SHARE CAPITAL

13. SHARE CAPITAL

The authorized share capital of the Corporation is comprised of the following:

Unlimited number of Subordinate Voting Shares

•	1 vote per share.
•	Class A Restricted Voting Shares were automatically converted into Subordinate Voting Shares on the date of the Qualifying Transaction.
•	Trading on the CSE under the symbol “AYR.A” and the OTC under the symbol “AYRWF”.

Unlimited Number of Multiple Voting Shares

•	25 votes per share.
•

Convertible into Subordinate Voting Shares on a one-for-one basis. The shares are mandatorily converted into Subordinate Voting Shares at the earlier of: (i) the date on which the aggregate number of Multiple Voting Shares has been reduced to less than 33 1/3% of those issued and outstanding on the first date of issuance thereof, and (ii) the date that is five years from the date of closing of the Qualifying Transaction.

•	Class B Shares were automatically converted into Multiple Voting Shares on the date of the Qualifying Transaction.
•	Not traded on the CSE.

A summary of the outstanding share capital of the Corporation as of December 31, 2020 is comprised of the activity below. Refer to Note 4 for additional information regarding the total shares outstanding as of December 31, 2020. For additional shares reserved for issuance refer to Note 14 for disclosures on the Warrants and make-whole provision as well as Note 17 for stock-based compensation.

Initial Public Offering

On December 21, 2017, the Corporation completed its Offering and issued the following:

•	12,500,000 Class A Restricted Voting Units, along with 975,000 Class A Restricted Voting Units granted to the Underwriter, totaling 13,475,000 Class A Restricted Voting Units.
•	3,696,486 Class B Shares to the Sponsor net of transaction costs and forfeitures.

Qualifying Transaction

On May 24, 2019, the Corporation completed its Qualifying Transaction. As a result,

•

13,475,000 Class A Restricted Voting Shares, which were previously classified as liabilities, were converted into Subordinate Voting Shares unless redeemed. 1,000 of the Class A Restricted Voting shares were redeemed, reducing the unredeemed Class A Restricted Voting Shares from 13,475,000 to 13,474,000.

•	3,696,486 Class B Shares were converted into Multiple Voting Shares.
•	7,983,887 non-voting Exchangeable Shares of CSAC AcquisitionCo were issued as part of the purchase consideration of the Qualifying Transaction.

Post Qualifying Transaction

The following activity occurred subsequent to the Qualifying Transaction:

•

5,872,646 Subordinate Voting Shares were issued in connection with the exercise of Warrants. Issued in connection with the exercise of Warrants were 298,200 shares related to an early exercise period commencing from July 15, 2019 until July 26, 2019 (“2019 Early Exercise Period”) and 3,000,001 shares related to a warrant incentive program commencing on November 24, 2020 until December 8, 2020 (“2020 Incentive Program”).

•

389,905 non-voting Exchangeable Shares were issued as part of the make-whole provision liability as of November 20, 2019 and 614,515 non-voting Exchangeable Shares were issued as part of the make-whole provision liability on May 18, 2020.

•

1,235,325 Subordinate Voting Shares were issued in connection with the conversion of 12,353,250 Rights, which were each redeemed for one tenth (1/10) of one Subordinate Voting Share as of December 31, 2020.

•

On October 1, 2019, the Corporation commenced a stock repurchase program to purchase up to 5% of the total issued and outstanding Subordinate Voting Shares during each twelve-month period through the facilities of the CSE and other marketplaces. 7,400 Subordinate Voting Shares were repurchased and cancelled, and 63,800 Subordinate Voting Shares were repurchased and are held by the Corporation as treasury shares, under the stock repurchase program as of December 31, 2020.

•	8,170,805 Exchangeable Shares were converted into Subordinate Voting Shares as of December 31, 2020.
•	On November 18, 2020 and December 23, 2020, the Corporation completed its Pennsylvania Acquisitions.
o	128,265 Subordinate Voting Shares of Ayr were issued as part of the purchase consideration of the DocHouse Transaction.
o	1,310,041 non-voting Exchangeable Shares of CSAC PA were issued as part of the purchase consideration of the CannTech PA Transaction.

As of December 31, 2020, the Corporation had 1,383,938 Rights outstanding which can each be redeemed for one tenth (1/10) of one Subordinate Voting Share, for no additional consideration. During the year ended December 31, 2020, the Corporation had 1,756,400 Rights redeemed.

On November 4, 2020, the Corporation created two new share classes, Restricted Voting Shares and Limited Voting Shares, including applying coattail terms to such shares similar to those applicable to the existing Subordinate Voting Shares, and amended the terms of the existing Multiple Voting Shares and existing Subordinate Voting Shares by amending the requirements on who may hold Subordinate Voting Shares, which is limited to non-US persons. The amendment in share structure was designed to ensure Ayr’s status as a Foreign Private Issuer.